ACQUIRED INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS AND GOODWILL

10. ACQUIRED INTANGIBLE ASSETS AND GOODWILL

All of the Company’s acquired intangible assets and goodwill arose from the acquisition of Auramicro in June 2011(see Note 4). As of December 31, 2011, the carrying amount of goodwill was $284,044. Acquired intangible assets consisted of the following:

December 31, 2011
Cost:
Completed technology	$2,320,606
Order backlog	131,849
In Process Research & Development (“IPR&D”)	766,721

3,219,176

Less: Accumulated amortization
Completed technology	(270,737)
Order backlog	(131,849)
In Process Research & Development (“IPR&D”)	—

(402,586)

Less: accumulated impairment
Completed technology	(221,892)
Order backlog	—
In Process Research & Development (“IPR&D”)	(576,147)

(798,039)

Carrying amount
Completed technology	1,827,977
Order backlog	—
In Process Research & Development (“IPR&D”)	190,574

$2,018,551

The completed technology and order backlog acquired from Auramicro was amortized over 5 years and 5 months, respectively, with no residual value. The Company therefore recorded an amortization expense of $415,748 for the year ended December 31, 2011. The Company expects to record amortization expense of its existing completed technology of $413,882 in each year from 2012 to 2015 and $172,449 in 2016.

As of December 31, 2011, none of in process research and development acquired from Auramicro was completed; therefore, the Company didn’t record an amortization expense for 2011. Based on the judgment of the Company, some of in process research and development will be completed in the second half of 2012, at which time it will be amortized over 5 years.

In the fourth quarter of 2011, the Company deemed an impairment indicator existed for Auramicro’s business due to the rapidly declining demand for the its products in the second half of 2011. As a result, the Company conducted an evaluation of Auramicro’s long-lived assets for impairment on December 1, 2011. The estimated undiscounted cash flows related to the long-lived assets were less than their carrying values and therefore the Company calculated the fair value of the long lived assets by performing a discounted cash flow analysis. As a result of the impairment test performed, the Company recorded an impairment loss of $796,802 on its acquired intangible assets for the year ended December 31, 2011 and wrote down their carrying amounts to fair values.

The Company then further performed a two-step test to determine whether the goodwill acquired is impaired. As the goodwill acquired was attributable to Auramicro, the Company first compared the carrying amount and fair value of assets assigned to Auramicro (including goodwill). The fair value was higher than the carrying value, resulting from the estimated profit growth over the year of 2014 and the improvement of economic environment thereafter. Accordingly, the second step was not required and no impairment loss on goodwill was recognized.

The Company determined the fair value of its intangible assets using the income approach. The income approach includes the use of a weighted average of multiple discounted cash flow scenarios of reporting unit, which requires the use of unobservable inputs (Level 3), including assumptions of updated long-term projected revenues, expenses, capital spending, and other costs, perpetual growth rate as well as a discount rate calculated based on the risk profile of the Company’s industry and cost of equity and debt perceived in the open market. Estimates of projected revenues, expenses, capital spending, and other costs were prepared by management, which was on the basis of historical financial information, obsolescence of the related technology and perspective of the market. Changes in management estimates to the unobservable inputs in the Company’s valuation models would change the valuation. The estimated projected revenue is the assumption that most significantly affects the fair value determination.

The table below provides quantitative information in respect of level 3 fair value measurement for completed technology and IPR&D which were used in valuation performed on December 1, 2011.

Item	Fair value	Valuation technique	Unobservable input	Value or Range
Completed technology	$1,860,243	Income approach	Discount rate	26%
			Projected 5-year debt free net cash flow	$0.2 million to $1 million
IPR&D	$190,278	Income approach	Discount rate	28%
			Projected 4-year debt free net cash flow	$(0.3)million to $0.6 million